Summary of significant accounting policies - Disclosure of sensitivity analysis to a 10% increase and decrease in currency units (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
EUR/$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	€ 13,873	€ 6,818
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	(16,956)	(8,334)
EUR/GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	(6,605)	(11,986)
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	8,073	14,650
EUR/SEK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	(2,761)	(2,884)
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	3,374	3,525
EUR/CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	(616)	(557)
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	€ 753	€ 681